Retirement Plan	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Retirement Plan

8. RETIREMENT PLAN

The Parent Company sponsors a 401(k) Plan. Employees are eligible to participate upon completion of six months of service. Employees may make elective deferrals up to statutory limits. The Company makes a safe-harbor contribution for each participant of 3% and has the option to make a discretionary contribution as well. For the year ended December 31, 2020 and 2019, Company contributions to the Plan totaled $64,306 and $49,628, respectively.